25. OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Other Accounts Receivable
OTHER ACCOUNTS RECEIVABLE

IN MILLIONS OF USD	DEC 31, 2017	DEC 31, 2016
Receivables for refund from suppliers and related services	32.1	17.2
Guarantee deposits	0.2	0.2
Personnel receivables	1.3	1.3
Loans receivable	4.8	–
Accounts receivables	38.4	18.7

Prepayments for concession fees and rents	8.0	14.0
Prepayments of sales and other taxes	1.5	4.3
Prepayments, other	1.1	2.7
Prepayments	10.6	21.0

Receivables from subtenants and business partners	1.2	4.5
Other	9.2	4.6
Other receivables	10.4	9.1

Total	59.4	48.8

Allowances	–	(1.5)
Total	59.4	47.3

MOVEMENT IN ALLOWANCES

IN MILLIONS OF USD	2017	2016
Balance at January 1	(1.5)	(2.1)

Creation	–	(1.3)
Utilized	1.5	1.9
Balance at December 31	–	(1.5)